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................................................................................
          As filed with the Securities and Exchange Commission on April 1, 2003
                                           Registration No. 333-100984/811-5151
.................................................................................

                     U.S. Securities and Exchange Commission
                              Washington, DC 20549

                                    Form N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

          Pre-Effective Amendment No.__ Post-Effective Amendment No. 1
                        (Check appropriate box or boxes)

                Exact Name of Registrant as Specified in Charter:
                                MUTUAL FUND GROUP

                         Area Code and Telephone Number:
                                 (800) 348-4782

                     Address of Principal Executive Offices:
                                522 Fifth Avenue
                               New York, NY 10036

                     Name and Address of Agent for Service:

                                  Judy Bartlett
                    c/o J.P. Morgan Funds Distributors, Inc.
                                522 Fifth Avenue
                               New York, NY 10036

                                   Copies to:


  Nina Shenker, Esq.                              John E. Baumgardner, Jr. Esq.
  J.P. Morgan Fleming Asset Management            Sullivan & Cromwell
  (USA) Inc.                                      25 Broad Street
  522 Fifth Avenue                                New York, NY 10004
  New York, NY 10036

................................................................................


It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933.


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This amendment consists of the following:
(1) Facing Sheet of the Registration Statement; and
(2) Part C of the Registration Statement (including signature page).

Parts A and B are incorporated by reference from the Registrant's
Registration Statement on Form N-14 (file No. 333-100984) filed on November 4, 2002, as supplemented on December 17, 2002.

This amendment is being filed solely to file Exhibit No. 12 to this Registration Statement on Form N-14: the opinions and consents of Sullivan & Cromwell, counsel to the Registrant, regarding certain tax matters.

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         FORM N-14

         PART C - OTHER INFORMATION

         Item 15. INDEMNIFICATION.

         Reference is made to Section 5.3 of Registrant's Declaration of Trust and Section 12 of Registrant's Distribution Agreement.

         Registrant, its Board of Trustees and officers are insured against certain expenses in connection with the defense of claims, actions, suits, or proceedings, and all liabilities that might be imposed as a result of such actions, suits or proceedings.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, Trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, Trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

         Item 16. EXHIBITS.

         (1) Declaration of Trust.

         (a) Declaration of Trust, as amended. Filed as an exhibit to Amendment No. 6 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) as filed with the Securities and Exchange Commission on March 23, 1990.

         (b) Certificate of Amendment to Declaration of Trust dated December 14, 1995. Filed as an Exhibit to Amendment No. 32 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) on December 28, 1995.

         (c) Certificate of Amendment to Declaration of Trust dated October 19, 1995. Filed as an Exhibit to Amendment No. 32 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) on December 28, 1995.

         (d) Certificate of Amendment to Declaration of Trust dated July 25, 1993. Filed as an Exhibit to Amendment No. 32 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) on December 28, 1995.

                                      C-1
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         (e) Certificate of Amendment to Declaration of Trust dated November
1997. Filed as an Exhibit to Amendment No. 46 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) filed on December 1, 1997.

         (f) Certificate of Amendment to Declaration of Trust dated June 5, 1998. Filed as an Exhibit to Amendment No. 53 to the Registration Statement on Form N-1A on June 29, 1998.

         (2) By-Laws, as amended. Filed as an exhibit to Amendment No. 6 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) as filed with the Securities and Exchange Commission on March 23, 1990.

         (3) Not Applicable

         (4) Form of Plan of Reorganization. Incorporated herein by reference to Registrant's Registration Statement on Form N-14 filed on November 4, 2002.

         (5) Not Applicable

         (6) Form of Investment Advisory Agreement between Registrant and J.P. Morgan Investment Management Inc. Filed as an Exhibit to Amendment No. 72 to the Registration Statement on Form N-1A on March 9, 2001.

         (7) Form of Distribution Agreement. Filed as an Exhibit to Amendment No. 79 to the Registration Statement on Form N-1A on December 14, 2001.

         (8)(a) Retirement Plan for Eligible Trustees. Filed as an Exhibit to Amendment No. 32 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) on December 28, 1995.

         (8)(b) Deferred Compensation Plan for Eligible Trustees. Filed as an Exhibit to Amendment No. 32 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) on December 28, 1995.

         (9) Form of Custodian Agreement. To be filed by amendment.

         (10)(a) Rule 12b-1 Distribution Plan of Mutual Funds including Selected Dealer Agreement and Shareholder Service Agreement. Filed as an exhibit to Amendment No. 6 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) as filed with the Securities and Exchange Commission on March 23, 1990.

         (10)(b) Rule 12b-1 Distribution Plan - Class B Shares (including forms of Selected Dealer Agreement and Shareholder Servicing Agreement). Filed as an Exhibit to Amendment No. 32 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) on December 28, 1995.

         (10)(c) Form of Rule 12b-1 Distribution Plan - Class C Shares (including forms of Shareholder Servicing Agreements). Filed as an Exhibit to Amendment No. 45 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) filed on October 28, 1997.

         (10)(d) Rule 18f-3 Multi-Class Plan. Filed as an Exhibit to Amendment No. 79 to the Registration Statement on Form N-1A on December 14, 2001.

         (11) Opinion and Consent of Nixon Peabody LLP as to the legality of the securities being registered. Incorporated herein by reference to Registrant's Registrator Statement on Form N-14 filed on November 4, 2002.

                                      C-2
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         (12) Opinion and Consent of Sullivan & Cromwell with regard to certain tax matters filed herewith.

         (13) Material Contracts.

         (a) Form of Transfer Agency Agreement. Filed as an exhibit to Amendment No. 6 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) as filed with the Securities and Exchange Commission on March 23, 1990.

         (b) Form of Shareholder Servicing Agreement. Filed as an Exhibit to Amendment No. 32 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) on December 28, 1995.

         (c) Form of Administration Agreement. Filed as an Exhibit to Amendment No. 32 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) on December 28, 1995.

         (d) Form of Purchase Agreement. Filed as an Exhibit to Amendment No. 74 to the Registration Statement on Form N-1A on April 20, 2001.

         (e) Assignment and Assumption Agreement. Filed as an Exhibit to Amendment No. 86 to the Registration Statement on Form N-1A on June 24, 2002.

         (f) Form of Fee Waiver Agreement. Incorporated herein by reference to Registrant's Registration Statement on Form N-14 filed on November 4, 2002.

         (14) Consent of PricewaterhouseCoopers LLP. Incorporated herein by reference to Registrant's Registration Statement on Form N-14 filed on November 4, 2002.

         (15)  None.

         (16) Powers of Attorney. Incorporated herein by reference to Registrant's Registration Statement on Form N-14 filed on November 4, 2002.

         (17) Form of Proxy Card. Incorporated herein by reference to Registrant's Registration Statement on Form N-14 filed on November 4, 2002.

         Item 17. UNDERTAKINGS.

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the 1933 Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                      C-3

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                                   SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of New York and the State of New York, on the 1st day of April, 2003.

MUTUAL FUND GROUP

Registrant

By: /s/ George Gatch
------------------------------------
George Gatch
President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on April 1, 2003.

Fergus Reid, III*
------------------------------------
Fergus Reid, III
Trustee and Chairman

William J. Armstrong*
------------------------------------
William J. Armstrong
Trustee

Roland R. Eppley, Jr.*
------------------------------------
Roland R. Eppley, Jr.
Trustee

Ann Maynard Gray*
------------------------------------
Ann Maynard Gray
Trustee

Matthew Healey*
------------------------------------
Matthew Healey
Trustee

James J. Schonbachler*
------------------------------------
James J. Schonbachler
Trustee

Leonard M. Spalding, Jr.*
------------------------------------
Leonard M. Spalding, Jr.
Trustee
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Robert J. Higgins*
------------------------------------
Robert J. Higgins
Trustee

*By /s/ David Wezdenko
-----------------------------------
David Wezdenko
as Treasurer and as attorney-in-fact pursuant to a power of attorney.

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EXHIBITS

ITEM           DESCRIPTION
----           -----------
(12)           Opinion and Consent of Sullivan & Cromwell, special
               tax counsel for Registrant